Franklin Municipal Securities Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)
GO	- General Obligation
ID	- Improvement District
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PBA	- Public Building Authority
PFA	- Public Financing Authority
PFAR	- Public Financing Authority Revenue
PUD	- Public Utility District
RDA	- Redevelopment Agency/Authority
UHSD	- Unified/Union High School District
USD	- Unified/Union School District
XLCA	- XL Capital Assurance

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06481

Franklin Municipal Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/13

Item 1. Schedule of Investments.

Franklin Municipal Securities Trust
Statement of Investments, August 31, 2013 (unaudited)

Franklin California High Yield Municipal Fund		Principal Amount		Value
Municipal Bonds 98.8%				
California 92.4%				
ABAG Finance Authority for Nonprofit Corps. Revenue,				
Elder Care Alliance, California Mortgage Insured, 5.60%, 8/15/34	$	4,260,000	$	4,213,268
Episcopal Senior Communities, Refunding, 6.125%, 7/01/41		7,500,000		7,641,375
Episcopal Senior Communities, Refunding, Series A, 5.00%, 7/01/32		1,000,000		928,470
Episcopal Senior Communities, Refunding, Series A, 5.00%, 7/01/42		8,250,000		7,054,492
Episcopal Senior Communities, Refunding, Series A, 5.00%, 7/01/47		7,450,000		6,263,438
Jackson Laboratory, Refunding, 5.00%, 7/01/37		4,500,000		4,300,605
Windemere Ranch Infrastructure Financing Program, Sub Series B, 5.00%, 9/02/27		2,205,000		2,094,221
Windemere Ranch Infrastructure Financing Program, Sub Series B, 5.00%, 9/02/34		5,260,000		4,671,196
Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 5.875%, 9/01/27		5,115,000		5,119,450
American Canyon Financing Authority Infrastructure Revenue Special Assessment, American Canyon Road East,				
5.00%, 9/02/30		2,020,000		1,875,691
5.10%, 9/02/35		1,695,000		1,536,890
Artesia RDA Tax Allocation,				
Artesia Redevelopment Project Area, 5.50%, 6/01/42		6,355,000		5,554,397
Artesia Redevelopment Project Area, 5.70%, 6/01/42		3,050,000		2,744,908
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46		3,295,000		3,548,254
Azusa Special Tax, CFD No. 2005-1, Improvement Area No. 1, 5.00%,				
9/01/27		2,305,000		2,144,572
9/01/37		7,005,000		6,172,666
Baldwin Park USD, GO, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/31		5,735,000		1,918,530
Bay Area Toll Authority Toll Bridge Revenue, Series S-4, 5.25%, 4/01/53		15,000,000		14,609,400
Beaumont Financing Authority Local Agency Revenue,				
Improvement Area No. 17B, Series A, 6.125%, 9/01/31		720,000		720,216
Improvement Area No. 17B, Series A, 6.375%, 9/01/42		5,000,000		4,983,550
Series B, 5.35%, 9/01/28		935,000		916,132
Series B, 5.40%, 9/01/35		1,390,000		1,338,084
Series C, 5.45%, 9/01/27		6,435,000		6,221,165
Series C, 5.50%, 9/01/29		855,000		816,499
Series C, 5.50%, 9/01/35		3,995,000		3,795,290
Series C, 5.50%, 9/01/35		1,035,000		957,996
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured, 6.00%, 8/01/41		1,925,000		2,049,336
Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP, Series 1,				
5.00%, 9/02/25		3,195,000		2,958,059
5.125%, 9/02/30		4,400,000		3,882,120
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, 6.25%, 9/01/35		5,000,000		5,031,800
California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34		8,815,000		8,823,022
California County Tobacco Securitization Agency Tobacco Revenue, Tobacco Settlement, Asset-Backed, Los Angeles County Securitization Corp., 5.70%, 6/01/46		3,000,000		2,252,280
California Educational Facilities Authority Revenue,				
College and University Financing Program, 5.00%, 2/01/30		1,375,000		1,160,115
College and University Financing Program, Refunding, 5.00%, 2/01/26		1,000,000		894,740
Occidental College, Refunding, Series A, 5.00%, 10/01/43		4,870,000		4,847,306
University of San Francisco, 6.125%, 10/01/36		2,000,000		2,175,540
California Health Facilities Financing Authority Revenue,				
California-Nevada Methodist, California Mortgage Insured, 5.00%, 7/01/36		7,805,000		7,319,841
Providence Health and Services, Refunding, Series C, 6.50%, 10/01/33		4,000,000		4,441,280
California Municipal Finance Authority COP, Community Hospitals of Central California Obligated Group,				
5.25%, 2/01/24		5,000,000		5,077,250
5.375%, 2/01/29		7,000,000		6,880,930
5.50%, 2/01/39		10,600,000		10,018,166
5.25%, 2/01/46		15,965,000		14,283,087
California State GO, Various Purpose,				
6.00%, 11/01/39		13,000,000		14,412,970
FGIC Insured, 6.00%, 8/01/19		30,000		30,630
California State Health Facilities Financing Authority Revenue, Children's Hospital Los Angeles, Series A, 5.00%, 11/15/34		1,775,000		1,639,177
California State Municipal Finance Authority Revenue,				
Biola University, Refunding, 5.625%, 10/01/23		6,000,000		6,460,620
Biola University, Refunding, 5.80%, 10/01/28		7,500,000		7,904,925
Biola University, Refunding, 5.875%, 10/01/34		6,000,000		6,167,580

Franklin Municipal Securities Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	5,770,950
Kern Regional Center Project, Series A, 7.50%, 5/01/39	9,000,000	9,781,920
Loma Linda University, 5.00%, 4/01/37	495,000	479,007
South Central Los Angeles Regional Center Project, 5.50%, 12/01/33	3,115,000	3,015,040
South Central Los Angeles Regional Centre Project, 5.75%, 12/01/43	7,000,000	6,737,570
Southwest Community Health Center, California Mortgage Insured, 6.125%, 2/01/40	4,000,000	4,194,720
California State Public Works Board Lease Revenue,		
California State Prison Los Angeles, Various Buildings, Series C, 5.75%, 10/01/31	4,640,000	5,009,251
Department of Mental Health, Coalinga State Hospital, Series A, Pre-Refunded, 5.125%, 6/01/29	4,500,000	4,663,530
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	5,245,000	5,219,876
Various Capital Projects, Series A, 5.125%, 10/01/31	3,605,000	3,699,487
California Statewide CDA Revenue,		
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,075,250
American Baptist Homes of the West, Series A, 5.00%, 10/01/33	1,500,000	1,350,480
American Baptist Homes of the West, Series A, 5.00%, 10/01/43	1,500,000	1,264,815
Bentley School, Refunding, Series A, 7.00%, 7/01/40	8,675,000	9,206,777
California Baptist University, Refunding, 7.25%, 11/01/31	1,250,000	1,397,313
California Baptist University, Refunding, 7.50%, 11/01/41	2,750,000	3,070,897
California Baptist University, Refunding, Series A, 5.40%, 11/01/27	7,440,000	7,288,150
California Baptist University, Refunding, Series A, 5.50%, 11/01/38	4,500,000	4,069,170
Capital Appreciation, Bentley School, Refunding, zero cpn., 7/01/50	2,685,000	77,033
Catholic Healthcare West, Series C, 5.625%, 7/01/35	5,000,000	5,179,700
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.75%, 5/15/32	10,000,000	10,213,100
Covenant Retirement Communities Inc., Series C, 5.625%, 12/01/36	8,000,000	7,408,960
Drew School, Refunding, 5.30%, 10/01/37	3,275,000	2,961,713
Episcopal Communities and Services, Refunding, 5.00%, 5/15/32	1,000,000	911,480
Episcopal Communities and Services, Refunding, 5.00%, 5/15/42	1,500,000	1,270,470
Episcopal Communities and Services, Refunding, 5.00%, 5/15/47	2,365,000	1,956,943
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	4,350,000	4,049,893
Henry Mayo Newhall Memorial Hospital, Series B, California Mortgage Insured, 5.20%, 10/01/37	3,500,000	3,571,715
Kaiser Permanente, Series B, 5.25%, 3/01/45	37,325,000	36,152,248
Lancer Educational Student Housing Project, 5.625%, 6/01/33	3,000,000	2,766,360
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	8,980,000	10,012,251
Monterey Institute International, 5.50%, 7/01/31	8,285,000	9,003,227
Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	10,000,000	9,635,600
ValleyCare Health System, Refunding, Series A, 5.125%, 7/15/31	1,850,000	1,590,352
California Statewide CDA Special Tax Revenue, CFD No. 2007-1, Orinda, 6.00%, 9/01/29	5,000,000	4,924,300
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	1,888,974
Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID No. 04-02, 5.05%, 9/02/35	1,305,000	1,166,370
Centinela Valley UHSD, GO, Election of 2010, Series B, AGMC Insured, zero cpn., 8/01/45	42,000,000	5,751,060
Ceres USD, GO, Capital Appreciation, Election of 2008, Series A, zero cpn.,		
8/01/39	6,450,000	1,123,526
8/01/40	6,730,000	1,088,510
Chatom USD, GO, Election of 2006, Capital Appreciation, Series C, XLCA Insured, zero cpn., 8/01/47	9,450,000	1,168,871
Chula Vista CFD Special Tax,		
No. 01-1, Improvement Area, San Miguel Ranch, Series B, 5.45%, 9/01/36	2,170,000	2,032,422
No. 12-I, McMillin Otay Ranch Village Seven, 5.25%, 9/01/30	1,815,000	1,824,347
No. 12-I, McMillin Otay Ranch Village Seven, 5.25%, 9/01/36	3,170,000	3,170,888
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured, zero cpn.,		
8/01/27	7,500,000	3,663,225
8/01/28	3,000,000	1,365,660
Coachella Valley USD, GO, Capital Appreciation, Election of 2005, Series D, zero cpn.,		
8/01/42	8,500,000	1,315,630
8/01/43	3,000,000	434,040
Coalinga PFAR, Water and Wastewater Refinancing Projects, Refunding, 5.00%,		
4/01/35	1,000,000	912,910
4/01/48	7,600,000	6,645,820
Compton Community College District GO, Election of 2002, Series B,		
6.625%, 8/01/27	3,085,000	3,368,049
6.75%, 8/01/34	4,000,000	4,261,400
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series B,		
5.70%, 8/01/30	2,255,000	2,160,538
6.00%, 8/01/42	3,460,000	3,256,898
Compton USD, GO, Election of 2002, Series C, AMBAC Insured, 5.00%, 6/01/31	5,000,000	4,822,900
Contra Costa Water District Revenue, Refunding, Series R, 5.00%, 10/01/43	2,750,000	2,762,870

Franklin Municipal Securities Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%, 9/01/32	1,825,000	1,830,603
Corona CFD No. 2003-2 Special Tax, Highlands Collection,		
5.15%, 9/01/34	2,120,000	1,890,256
5.20%, 9/01/34	780,000	704,340
Corona-Norco USD, PFA Special Tax Revenue,		
junior lien, Refunding, Series B, 5.00%, 9/01/32	1,000,000	922,700
junior lien, Refunding, Series B, 5.00%, 9/01/35	500,000	452,375
Series B, 5.00%, 9/01/36	1,000,000	918,110
Corona-Norco USD Special Tax,		
CFD No. 04-1, 5.20%, 9/01/36	2,000,000	1,847,960
Series A, 5.35%, 9/01/26	1,005,000	965,895
Series A, 5.40%, 9/01/36	2,530,000	2,266,678
Cotati South Sonoma Business Park AD Special Assessment, Improvement, 6.50%, 9/02/33	5,075,000	5,095,097
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment, Redevelopment Projects, Series B, 7.75%, 10/01/27	3,795,000	4,431,573
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	4,980,000	4,878,458
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%, 7/01/41	3,050,000	3,002,755
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn., 12/01/28	30,795,000	14,760,659
El Dorado County Special Tax,		
CFD No. 2001-1, 5.35%, 9/01/35	1,900,000	1,904,199
CFD No. 2005-1, 5.00%, 9/01/21	1,000,000	961,150
CFD No. 2005-1, 5.15%, 9/01/25	2,075,000	1,957,887
CFD No. 2005-1, 5.25%, 9/01/35	6,705,000	5,880,352
El Rancho USD, GO, Capital Appreciation, Election of 2003, NATL RE, FGIC Insured, zero cpn., 8/01/29	2,400,000	893,256
Fairfield Special Tax, CFD No. 3, North Cordelia General Improvements, 6.00%,		
9/01/32	1,200,000	1,251,864
9/01/37	5,810,000	6,022,239
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, zero cpn.,		
1/15/26	38,720,000	18,007,898
1/15/30	4,000,000	1,350,040
1/15/31	85,780,000	26,820,833
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,		
Asset-Backed, Refunding, Senior Series A-1, 5.00%, 6/01/33	24,500,000	18,138,575
Capital Appreciation, Asset-Backed, second subordinate, Refunding, Series C, zero cpn., 6/01/47	50,000,000	713,500
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	4,890,000	4,400,315
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44	5,000,000	5,210,700
Hanford Joint UHSD, GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn.,		
8/01/32	3,635,000	1,215,290
8/01/33	3,705,000	1,151,032
8/01/35	4,120,000	1,114,130
Hartnell Community College District GO, Capital Appreciation, Election of 2002, Series D, zero cpn.,		
8/01/44	30,000,000	3,633,000
8/01/49	10,000,000	1,176,500
Imperial Community College District GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/15, 6.75% thereafter, 8/01/40	3,500,000	3,286,535
[a] Imperial County Special Tax, CFD No. 98-1,		
6.45%, 9/01/17	1,185,000	1,190,617
6.50%, 9/01/31	5,705,000	5,708,138
Independent Cities Finance Authority Mobile Home Park Revenue,		
Augusta Communities Mobile Home Park Pool, Refunding, Series A, 5.00%, 5/15/39	1,000,000	940,720
Augusta Communities Mobile Home Park Pool, Refunding, Series A, 5.00%, 5/15/47	3,100,000	2,759,465
Lamplighter Salinas, Series A, 6.25%, 7/15/45	2,465,000	2,519,846
Lamplighter Salinas, Series A, 6.25%, 7/15/50	2,000,000	2,036,600
Rancho Feliz and Las Casitas de Sonoma, Refunding, 5.00%, 10/15/47	2,840,000	2,601,894
Indio CFD No. 04-3 Special Tax, Terra Lago, Improvement Area No. 1,		
5.10%, 9/01/30	1,275,000	1,180,663
5.15%, 9/01/35	4,275,000	3,873,107
Indio CFD Special Tax, No. 2006-1, Sonora Wells, 5.125%, 9/01/36	2,135,000	2,012,643
Irvine 1915 Act Special Assessment, Limited Obligation,		
AD No. 00-18, Group Five, Pre-Refunded, 5.00%, 9/02/29	1,865,000	1,920,950
AD No. 03-19, Group Five, Pre-Refunded, 5.00%, 9/02/25	1,395,000	1,436,850
AD No. 03-19, Group Four, Pre-Refunded, 5.00%, 9/02/29	1,395,000	1,436,850
AD No. 04-20, Group One, 5.00%, 9/02/25	2,740,000	2,822,200
Irvine USD Special Tax, CFD No. 06-1, 6.70%, 9/01/35	2,565,000	2,712,667

Franklin Municipal Securities Trust
Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Jurupa Community Services District Special Tax,		
CFD No. 7, Eastvale Area, Series A, 5.15%, 9/01/35	3,690,000	3,535,463
CFD No. 11, Eastvale Area, Series A, 5.10%, 9/01/35	2,065,000	1,925,468
CFD No. 12, Eastvale Area, Series A, 5.15%, 9/01/35	3,000,000	2,874,360
CFD No. 17, Eastvale Area, Series A, 5.20%, 9/01/36	2,825,000	2,825,763
CFD No. 18, Eastvale Area, Series A, 5.00%, 9/01/36	1,400,000	1,293,824
CFD No. 19, Eastvale Area, Series A, 5.00%, 9/01/36	1,500,000	1,333,005
CFD No. 30, Eastvale Area, Series A, 5.60%, 9/01/37	1,000,000	987,130
Lafayette RDA Tax Allocation, 5.75%, 8/01/32	1,000,000	958,820
Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Refunding, Series B, 5.125%, 9/02/30	8,480,000	8,033,189
Lake Elsinore PFA Local Agency Revenue,		
Canyon Hills Improvement Area C, Series C, 5.00%, 9/01/42	1,000,000	894,770
CFD No. 98-1, Series C, 5.25%, 9/01/33	8,000,000	7,169,360
Lake Elsinore Special Tax,		
CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.85%, 9/01/24	1,035,000	1,042,700
CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.95%, 9/01/34	2,200,000	2,179,188
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.10%, 9/01/22	750,000	743,603
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.15%, 9/01/25	635,000	624,415
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.25%, 9/01/30	1,195,000	1,146,997
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.25%, 9/01/35	1,225,000	1,152,002
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.20%, 9/01/26	915,000	908,174
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.25%, 9/01/37	2,800,000	2,564,604
CFD No. 2005-2, Aberhill Ranch, Improvement Area A, Series A, 5.45%, 9/01/36	5,610,000	5,241,030
CFD No. 2006-2, Viscaya, Series A, 5.40%, 9/01/36	2,020,000	1,877,004
Lake Tahoe USD, GO, Election of 2008, zero cpn. to 7/31/25, 5.30% thereafter, 8/01/40	1,140,000	519,612
Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6, Refunding, 5.40%, 2/01/29	475,000	419,667
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, 6.875%,		
8/01/34	2,000,000	2,151,520
8/01/39	2,000,000	2,142,140
Las Virgenes USD, GO, Election of 2006, zero cpn. to 8/01/26, 6.75% thereafter, 8/01/33	8,050,000	3,912,622
Lee Lake PFAR, Junior Lien, Refunding, Series B,		
5.25%, 9/01/32	1,475,000	1,396,958
5.375%, 9/01/35	1,095,000	1,036,275
Lee Lake Water District CFD No. 1 Special Tax, Sycamore Creek,		
6.50%, 9/01/24	1,000,000	1,020,000
5.25%, 9/01/28	1,750,000	1,785,000
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn. to 8/01/28, 6.10% thereafter, 8/01/45	6,500,000	2,595,320
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/29	4,630,000	4,579,024
Los Alamitos USD, COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter,		
8/01/34	1,500,000	755,175
8/01/42	4,500,000	2,189,160
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing Program, Series C, 5.00%, 6/01/30	2,200,000	2,066,702
Lynwood PFA Tax Allocation, Alameda Project Area, 6.30%, 9/01/24	870,000	871,888
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	32,300,000	35,367,531
Mendocino-Lake Community College District GO, Capital Appreciation, Election of 2006, Series B, AGMC Insured,		
zero cpn. to 8/01/21, 6.55% thereafter, 8/01/36	5,150,000	3,197,326
zero cpn. to 8/01/26, 6.85% thereafter, 8/01/40	7,500,000	3,408,750
Merced CFD No. 2005-1 Special Tax, Improvement Area No. 1, 5.30%, 9/01/36	2,400,000	1,657,008
Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, 6.50%, 9/01/39	6,250,000	5,986,062
Merced UHSD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/41	10,000,000	1,576,000
Moorpark CFD No. 2004-1 Special Tax, Moorpark Highlands,		
5.25%, 9/01/26	1,225,000	1,185,788
5.30%, 9/01/38	2,750,000	2,552,632
Moreland School District GO, Election of 2002, Series D,		
FGIC Insured, zero cpn., 8/01/34	4,405,000	1,414,401
FGIC Insured, zero cpn., 8/01/37	5,700,000	1,544,871
NATL RE, FGIC Insured, zero cpn., 8/01/30	3,400,000	1,346,638
NATL RE, FGIC Insured, zero cpn., 8/01/31	2,000,000	747,200
NATL RE, FGIC Insured, zero cpn., 8/01/32	4,405,000	1,552,058
Moreno Valley USD Special Tax,		
CFD No. 2004-6, 5.10%, 9/01/28	2,000,000	1,930,900
CFD No. 2004-6, 5.20%, 9/01/36	5,000,000	4,706,250
CFD No. 2005-2, 5.00%, 9/01/36	815,000	704,046

Franklin Municipal Securities Trust
Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Murrieta CFD No. 2000-2 Special Tax, The Oaks,		
Improvement Area A, 5.90%, 9/01/27	2,000,000	2,003,960
Improvement Area A, 6.00%, 9/01/34	3,570,000	3,571,642
Improvement Area B, 6.00%, 9/01/27	1,285,000	1,287,788
Improvement Area B, 6.00%, 9/01/34	3,630,000	3,574,642
Murrieta CFD No. 2004-1 Special Tax, Bremerton, 5.625%, 9/01/34	670,000	619,931
Murrieta Valley USD, PFAR, Refunding, 5.00%,		
9/01/33	1,310,000	1,197,052
9/01/38	1,420,000	1,267,620
Norco Special Tax, CFD No. 02-1, 6.50%, 3/01/33	1,145,000	1,168,690
North Natomas CFD Special Tax, No. 4, Refunding, Series E, 5.25%, 9/01/33	3,000,000	2,881,620
Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21, 7.10% thereafter, 8/01/38	6,600,000	4,117,278
Oakley PFAR, Refunding, 5.30%, 9/02/34	995,000	948,971
Oceanside CFD No. 2001-1 Special Tax, Morro Hills Development, 5.50%, 9/01/34	2,760,000	2,519,797
Orange County 1915 Act Special Assessment, Limited Obligation, AD No. 01-1-GP1, 5.10%, 9/02/33	1,745,000	1,675,270
Orchard School District GO, Election of 2001, Series B, AGMC Insured, 6.00%, 8/01/36	3,000,000	3,292,410
Oro Grande Elementary School District COP,		
5.00%, 9/15/27	1,000,000	942,210
5.875%, 9/15/37	14,000,000	13,418,160
6.125%, 9/15/40	1,500,000	1,479,495
5.125%, 9/15/42	2,130,000	1,828,477
Oxnard Financing Authority Lease Revenue, Refunding, 5.75%, 6/01/36	5,870,000	5,938,796
Oxnard Special Tax, CFD No. 3, Seabridge, 5.00%, 9/01/35	3,490,000	3,359,334
Palmdale Water District PFA Water Revenue, Series A, AGMC Insured, 5.00%,		
10/01/32	2,325,000	2,310,771
10/01/34	5,210,000	5,083,866
Palomar Pomerado Health Care District COP,		
6.00%, 11/01/30	10,000,000	9,789,600
[b]6.75%, 11/01/39	15,550,000	15,884,947
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45	15,000,000	1,956,450
Perris CFD No. 05-2 Special Tax, Harmony Grove, Series A,		
5.00%, 9/01/21	1,085,000	1,068,172
5.20%, 9/01/24	1,450,000	1,427,365
5.25%, 9/01/29	3,440,000	3,306,872
5.30%, 9/01/35	4,040,000	3,795,540
Perris CFD No. 2001-1 Special Tax,		
Improvement Area No. 4, May Farms, Series A, 5.10%, 9/01/30	865,000	823,445
Improvement Area No. 4, May Farms, Series A, 5.15%, 9/01/35	1,075,000	996,332
Improvement Area No. 5, May Ranch, Series A, 5.00%, 9/01/37	1,515,000	1,360,849
Perris CFD No. 2002-1 Special Tax, Willowbrook, Series A,		
6.375%, 9/01/23	1,415,000	1,443,300
6.50%, 9/01/29	1,970,000	2,009,400
6.50%, 9/01/33	2,035,000	2,075,700
Perris CFD No. 2004-3 Special Tax, Improvement Area No. 2, Series A, 5.30%, 9/01/35	1,370,000	1,306,733
Perris Joint Powers Authority Local Agency Revenue, Willowbrook, Refunding, Series B, 5.25%, 9/01/33	3,950,000	3,633,526
Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33	2,955,000	2,961,501
Perris PFAR Tax Allocation,		
5.30%, 10/01/26	1,950,000	1,830,816
5.35%, 10/01/36	3,410,000	2,973,759
Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,211,494
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	7,250,000	7,233,035
Pittsburg USD, GO, Capital Appreciation, Election of 2010, Series C, zero cpn.,		
8/01/47	9,000,000	1,095,120
8/01/52	15,000,000	1,273,800
Porterville PFA Sewer Revenue, Series A, 5.625%, 10/01/36	5,000,000	5,266,350
Poway USD Special Tax,		
CFD No. 6, 4S Ranch, 5.125%, 9/01/35	5,980,000	6,019,588
CFD No. 6, Improvement Area B, 5.125%, 9/01/36	4,970,000	5,001,212
CFD No. 14, Del Sur, 5.125%, 9/01/26	2,195,000	2,145,152
CFD No. 14, Improvement Area A, 5.25%, 9/01/36	5,225,000	4,679,823
Rancho Cordova CFD No. 2003-1 Special Tax, Sunridge Anatolia,		
5.25%, 9/01/25	2,235,000	2,213,432
5.375%, 9/01/30	1,650,000	1,607,875
5.375%, 9/01/37	7,130,000	6,846,939
5.50%, 9/01/37	2,635,000	2,573,262

Franklin Municipal Securities Trust

Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, Series A, 5.00%, 7/01/47	4,305,000	3,831,493
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to 8/01/22, 6.20% thereafter, 8/01/31	2,750,000	1,662,100
Redwood City Special Tax, One Marina, 7.75%, 9/01/41	2,000,000	2,082,220
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC Insured, zero cpn., 8/01/49	17,000,000	1,871,870
Rio Elementary School District Special Tax, CFD No. 1, 5.20%, 9/01/35	5,000,000	4,526,300
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn. to 8/01/24, 6.85% thereafter, 8/01/42	13,000,000	7,228,130
Riverbank USD, GO, Election of 2005, Series B, Assured Guaranty, zero cpn.,		
8/01/38	6,690,000	1,396,604
8/01/43	8,750,000	1,306,988
Riverside County RDA Tax Allocation,		
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%, 12/01/31	1,425,000	1,524,023
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%, 12/01/37	2,505,000	2,694,102
Housing, Series A, 6.00%, 10/01/39	3,000,000	3,051,630
Housing, Series A, 7.125%, 10/01/42	1,750,000	1,979,530
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,267,848
Riverside County Special Tax, CFD No. 87-5, senior lien, Refunding, Series A, 7.00%, 9/01/13	1,150,000	1,150,000
Riverside County Transportation Commission Toll Revenue, senior lien, Series A,		
5.75%, 6/01/44	5,000,000	4,852,250
zero cpn., 6/01/43	7,500,000	899,550
Riverside PFA Local Measure Sales Tax Revenue, Payment Rehabiliation Project, AGMC Insured, 5.00%, 6/01/33	4,280,000	4,028,807
Riverside USD Special Tax,		
CFD No. 13, Improvement Area No. 1, 5.375%, 9/01/34	2,320,000	2,107,070
CFD No. 14, Series A, 5.45%, 9/01/35	2,060,000	1,946,618
CFD No. 15, Series A, 5.15%, 9/01/25	1,730,000	1,689,189
CFD No. 15, Series A, 5.25%, 9/01/30	1,230,000	1,180,591
CFD No. 15, Series A, 5.25%, 9/01/35	1,500,000	1,412,040
CFD No. 17, Aldea Village, 5.125%, 9/01/35	1,425,000	1,281,830
CFD No. 18, 5.00%, 9/01/34	1,125,000	1,106,325
CFD No. 22, 5.25%, 9/01/35	1,535,000	1,398,892
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 6.75%, 9/01/29	2,630,000	2,689,569
Romoland School District Special Tax, CFD No. 2004-1,		
Heritage Lake, Improvement Area No. 1, 5.45%, 9/01/38	3,215,000	3,129,449
Heritage Lake, Improvement Area No. 2, 5.375%, 9/01/38	3,045,000	2,894,547
Heritage Lake, Improvement Area No. 3, Pre-Refunded, 6.125%, 9/01/34	1,215,000	1,251,450
Heritage Lake, Improvement Area No. 3, Pre-Refunded, 6.25%, 9/01/41	3,355,000	3,455,650
Improvement Area 3, Refunding, 5.00%, 9/01/36	1,500,000	1,326,135
Improvement Area 3, Refunding, 5.00%, 9/01/43	2,640,000	2,287,824
Roseville Special Tax, CFD No. 1,		
Fiddyment Ranch, 5.00%, 9/01/19	980,000	1,013,487
Fiddyment Ranch, 5.125%, 9/01/21	980,000	1,009,096
Fiddyment Ranch, 5.125%, 9/01/26	4,945,000	4,756,694
Fiddyment Ranch, 5.25%, 9/01/36	7,880,000	7,249,127
Stone Point, 6.375%, 9/01/24	1,750,000	1,766,677
Stone Point, 6.375%, 9/01/28	2,500,000	2,507,575
Westpark, 5.15%, 9/01/30	5,500,000	5,145,140
Westpark, 5.20%, 9/01/36	4,500,000	4,132,800
Roseville Westpark CFD No. 1 Special Tax, Public Facilities,		
5.20%, 9/01/26	1,000,000	958,080
5.25%, 9/01/37	1,600,000	1,477,040
Rowland USD, GO, Capital Appreciation, Election of 2006, Series B, zero cpn.,		
8/01/34	5,000,000	1,420,800
8/01/39	15,000,000	3,038,100
8/01/42	10,750,000	1,789,552
Sacramento County Airport System Revenue, senior bond, Series B, AGMC Insured, 5.25%, 7/01/39	7,000,000	7,148,750
Sacramento Special Tax, North Natomas CFD No. 97-01, Refunding, 5.10%, 9/01/35	1,515,000	1,373,681
San Bernardino Community College District GO, Election of 2008, Series A, zero cpn., 8/01/44	12,495,000	1,746,176
San Buenaventura Revenue, Community Memorial Health System,		
8.00%, 12/01/31	10,000,000	11,388,400
7.50%, 12/01/41	5,000,000	5,380,350
San Diego RDA Tax Allocation, Capital Appreciation, Refunding, Series B, zero cpn.,		
9/01/15	4,280,000	4,109,057
9/01/16	1,500,000	1,336,335
9/01/19	1,800,000	1,317,366
9/01/20	1,800,000	1,231,884

9/01/21	1,800,000	1,154,880
9/01/22	1,900,000	1,140,285
9/01/23	1,900,000	1,069,111
9/01/24	1,900,000	1,005,100
9/01/25	1,900,000	937,270
9/01/26	1,900,000	877,477
9/01/27	1,900,000	817,551
9/01/28	1,900,000	764,959
San Diego RDA Tax Allocation Revenue,		
City Heights Redevelopment Project, Series A, 5.625%, 9/01/40	2,315,000	2,263,144
Naval Training Center, Series A, 5.75%, 9/01/40	3,000,000	3,015,390
San Diego USD, GO, Election of 2008,		
Series A, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33	10,000,000	7,208,500
Series C, zero cpn. to 7/01/30, 6.625% thereafter, 7/01/47	26,025,000	9,564,448
Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	6,940,000	2,087,830
Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	13,500,000	3,914,190
San Francisco City and County Redevelopment Agency Successor Agency CFD No. 6 Special Tax, Mission Bay South Public Improvements, Refunding, Series C, zero cpn., 8/01/43	10,000,000	1,303,700
San Francisco City and County Redevelopment Financing Authority Tax Allocation,		
Mission Bay North Redevelopment Project, Series C, 6.75%, 8/01/41	1,000,000	1,138,970
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/33	1,000,000	1,093,350
Mission Bay South Redevelopment Project, Series D, 6.625%, 8/01/39	2,265,000	2,409,439
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/41	1,500,000	1,627,665
San Francisco Redevelopment Projects, Series B, 6.625%, 8/01/41	2,500,000	2,792,950
San Joaquin County Public Facilities FICO Revenue COP, Wastewater Conveyance Project, 6.00%, 8/01/37	1,000,000	914,850
San Joaquin Delta Community College District GO, Election of 2004, Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/30	3,900,000	1,582,659
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,		
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/28	19,150,000	10,514,882
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	4,500,000	4,621,140
Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19	3,000,000	3,073,860
Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21	24,750,000	25,261,830
Capital Appreciation, Refunding, Series A, 5.50%, 1/15/28	3,645,000	3,591,418
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	9,411,878
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	15,768,641
senior lien, Capital Appreciation, 5.00%, 1/01/33	32,865,000	30,116,829
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/28	13,245,000	12,208,976
San Marcos Public Facilities Authority Special Tax Revenue, Series A, 5.05%, 9/01/38	2,765,000	2,363,633
San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28	1,805,000	1,805,289
San Mateo Special Tax, CFD No. 2008-1, Bay Meadows,		
5.875%, 9/01/32	1,500,000	1,513,005
6.00%, 9/01/42	5,000,000	5,072,750
Santa Barbara Elementary School District GO, Election of 2010, Capital Appreciation, Series A, zero cpn. to 8/01/23, 7.00% thereafter, 8/01/36	8,000,000	4,737,360
Santa Cruz County RDA Tax Allocation, 6.625%, 9/01/29	2,650,000	2,945,687
Santa Margarita Water District Special Tax, CFD No. 2013-1, Village of Sendero, 5.625%,		
9/01/36	3,000,000	2,960,010
9/01/43	7,000,000	6,845,230
Santee Community Development Commission Tax Allocation, Santee Community Redevelopment Project, Series A, 7.00%,		
8/01/31	1,800,000	2,092,950
8/01/41	2,820,000	3,273,174
Saugus Castaic School Facilities Financing Authority Special Tax, Community Facilities District No. 2006-1C,		
5.875%, 9/01/33	1,375,000	1,337,985
6.00%, 9/01/43	3,500,000	3,354,715
Saugus USD Special Tax, CFD No. 2006-1,		
Improvement Area No. 1, 5.375%, 9/01/42	2,000,000	1,897,460
Improvement Area No. 2, 5.75%, 9/01/43	2,000,000	1,936,200
Saugus USD, CFD No. 2005-4 Special Tax, 5.30%, 9/01/36	2,000,000	1,898,180
Selma PFA Lease Revenue, Refunding, 7.00%, 2/01/40	3,265,000	3,110,827
Sierra View Local Health Care District Revenue, 5.25%, 7/01/32	3,000,000	2,774,730
Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24	1,940,000	1,955,656
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/49	15,015,000	1,474,023
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,434,576
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission Project, 6.125%, 7/01/18	50,000	50,180
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36	10,000,000	5,151,600

Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2,		
6.20%, 9/02/23	2,955,000	2,981,802
6.30%, 9/02/33	3,390,000	3,408,340
[e,f]Stockton PFA Lease Revenue, Capital Improvement Projects, Series A, 7.00%, 9/01/38	7,000,000	3,500,000
Susanville PFAR, Utility Enterprises Project, Refunding, Sub Series B,		
5.50%, 6/01/30	1,185,000	1,139,769
5.875%, 6/01/35	1,660,000	1,622,982
6.00%, 6/01/45	6,180,000	6,042,186
Susanville School District GO, Capital Appreciation, Election of 2008, Assured Guaranty, zero cpn., 8/01/49	17,505,000	1,718,466
Temecula RDA Tax Allocation Revenue,		
Housing, Redevelopment Project No. 1, Series A, 7.00%, 8/01/39	2,100,000	2,430,750
sub. lien, Escrow, Redevelopment Project No. 1, 5.625%, 12/15/38	1,935,000	1,947,287
Temecula Valley USD, CFD No. 2005-1 Special Tax, 5.00%, 9/01/36	1,000,000	895,620
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,		
Asset-Backed, Series A-1, 5.375%, 6/01/38	5,000,000	3,876,450
Asset-Backed, Series A-1, 5.50%, 6/01/45	800,000	606,408
Capital Appreciation, Asset-Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,089,138
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Second Sub. Capital Appreciation,		
Refunding, Series C, zero cpn., 6/01/46	25,000,000	565,000
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34	5,640,000	1,642,199
Truckee-Donner PUD Special Tax, CFD No. 04-1,		
5.20%, 9/01/25	3,000,000	2,873,490
5.75%, 9/01/29	2,975,000	2,843,297
5.25%, 9/01/30	5,050,000	4,731,648
5.80%, 9/01/35	4,530,000	4,216,569
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, 6.25%, 8/01/40	3,540,000	3,485,378
Tulare Sewer Revenue, 6.50%, 11/15/45	10,000,000	10,269,900
Turlock PFA Tax Allocation Revenue, 7.50%, 9/01/39	3,750,000	3,893,137
Tustin CFD No. 07-01 Special Tax, Tustin Legacy, 6.00%, 9/01/37	2,100,000	2,103,654
Tustin USD Special Tax, CFD No. 06-1,		
5.75%, 9/01/30	1,000,000	1,005,130
6.00%, 9/01/40	3,000,000	2,988,060
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	4,095,000	4,095,246
Valley Sanitary District 1915 Act Special Assessment, AD No. 04, Valley Sanitary District, Limited Obligation,		
5.00%, 9/02/25	1,050,000	946,134
5.20%, 9/02/30	1,355,000	1,185,490
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41	7,500,000	7,332,225
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero cpn., 6/01/49	11,940,000	1,408,920
Victor Valley UHSD, CFD No. 2007-1 Special Tax, 5.00%, 9/01/43	1,000,000	877,930
Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	2,890,000	2,904,421
West Hollywood Community Development Commission Tax Allocation, East Side Redevelopment Project, Series A,		
7.25%, 9/01/31	1,000,000	1,149,530
7.50%, 9/01/42	5,000,000	5,775,800
Westside USD, CFD No. 2005-3 Special Tax, 5.00%, 9/01/36	2,045,000	1,853,118
William S. Hart UHSD,		
CFD No. 2002-1 Special Tax, Refunding, 5.00%, 9/01/28	1,005,000	1,008,126
CFD No. 2002-1 Special Tax, Refunding, 5.00%, 9/01/29	1,140,000	1,137,503
CFD No. 2002-1 Special Tax, Refunding, 5.00%, 9/01/30	1,230,000	1,218,881
CFD No. 2002-1 Special Tax, Refunding, 5.00%, 9/01/31	1,325,000	1,304,913
CFD No. 2002-1 Special Tax, Refunding, 5.00%, 9/01/32	1,425,000	1,394,220
CFD No. 2002-1 Special Tax, Refunding, 5.00%, 9/01/36	4,185,000	4,019,232
CFD No. 2005-1 Special Tax, 5.30%, 9/01/36	2,500,000	2,372,725
Woodbridge Irrigation District Revenue COP, Refunding, AGMC Insured, 5.10%, 7/01/43	4,730,000	4,243,756
Woodland Finance Authority Water Revenue, 6.00%,		
3/01/36	1,000,000	1,078,650
3/01/41	1,500,000	1,612,110
Woodland Special Tax, CFD No. 1,		
6.00%, 9/01/28	4,960,000	4,756,690
6.25%, 9/01/34	6,490,000	6,212,552
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.50%, 9/01/32	2,750,000	3,092,100
Yucaipa Special Tax, CFD No. 98-1 Chapman Heights, Refunding,		
5.00%, 9/01/26	1,000,000	1,000,650
5.375%, 9/01/30	1,800,000	1,827,414
Yucca Valley RDA Tax Allocation, Yucca Valley Redevelopment Project No. 1,		
5.50%, 6/01/28	2,110,000	1,972,512

5.75%, 6/01/38	5,485,000	5,042,470
		1,482,899,672
U.S. Territories 6.4%		
Guam 1.3%		
Guam Government GO,		
Refunding, Series A, 5.00%, 11/15/23	7,245,000	6,792,405
Refunding, Series A, 5.25%, 11/15/37	6,500,000	5,543,330
Series A, 7.00%, 11/15/39	5,000,000	5,228,650
Guam Government Waterworks Authority Water and Wastewater System Revenue, 5.625%, 7/01/40	4,000,000	3,790,640
		21,355,025
Northern Mariana Islands 0.1%		
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%, 3/15/28	1,450,000	1,365,929
Puerto Rico 5.0%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,		
Refunding, Series A, 5.75%, 7/01/37	12,000,000	8,736,240
Series A, 6.00%, 7/01/44	5,000,000	3,641,750
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%, 7/01/39	15,000,000	10,865,700
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series A, 5.00%, 7/01/29	10,000,000	7,311,200
Refunding, Series A, 5.00%, 7/01/42	6,000,000	3,988,740
Series A, 7.00%, 7/01/33	25,000,000	22,900,750
Series A, 7.00%, 7/01/43	5,000,000	4,434,450
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,		
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,500,000	5,125,725
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series U, 5.25%, 7/01/42	21,000,000	13,792,800
		80,797,355
Total U.S. Territories		103,518,309
Total Municipal Bonds (Cost $1,614,343,777) 98.8%		1,586,417,981
Other Assets, less Liabilities 1.2%		18,813,602
Net Assets 100.0%		$ 1,605,231,583

[a] Security has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2013, the aggregate value of these securities was $10,398,755, representing 0.65% of net assets.
[b] A portion or all of the security purchased on a delayed delivery basis.
[c] Defaulted security or security for which income has been deemed uncollectible.

Abbreviations

Selected Portfolio

1915 Act - Improvement Bond Act of 1915
ABAG - The Association of Bay Area Governments
AD - Assessment District
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CDA - Community Development Authority/Agency
CFD - Community Facilities District
CIFP - Capital Improvement Financing Program
COP - Certificate of Participation
CRDA - Community Redevelopment Authority/Agency
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.

Franklin Municipal Securities Trust
Statement of Investments, August 31, 2013 (unaudited)

Franklin Tennessee Municipal Bond Fund		Principal Amount		Value
Municipal Bonds 98.0%				
Tennessee 89.8%				
Anderson County Water Authority Water and Sewer Revenue, 5.00%, 6/01/36	$	1,000,000	$	1,056,680
Blount County PBA Revenue, Local Government Public Improvement, Series B-15-A, Assured Guaranty, 5.00%,				
6/01/28		1,100,000		1,154,747
6/01/32		2,565,000		2,661,111
Bristol Electric System Revenue, AMBAC Insured, 5.00%, 9/01/29		1,075,000		1,114,936
Chattanooga Electric System Revenue, Series A, 5.00%, 9/01/33		7,500,000		7,868,175
Chattanooga Health Educational and Housing Facility Board Revenue, Catholic Health Initiatives, Series D, 6.25%, 10/01/33		500,000		557,965
Chattanooga-Hamilton County Hospital Authority Hospital Revenue, Erlanger Health System, Refunding, AGMC Insured, 5.00%, 10/01/22		3,250,000		3,472,332
Clarksville Electric System Revenue,				
Series A, 5.00%, 9/01/34		2,000,000		2,096,020
Series A, 5.00%, 9/01/35		3,185,000		3,318,356
XLCA Insured, 5.00%, 9/01/23		2,325,000		2,535,133
XLCA Insured, 5.00%, 9/01/32		4,000,000		4,287,760
Clarksville Water Sewer and Gas Revenue, Refunding, 5.00%, 2/01/38		3,000,000		3,031,260
Columbia Waterworks System Revenue, 5.00%, 12/01/32		3,000,000		3,106,290
Franklin County Health and Educational Facilities Board Revenue, The University of the South Project, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/24		2,000,000		2,179,560
Gallatin Water and Sewer Revenue, Assured Guaranty, 5.00%, 1/01/33		2,215,000		2,280,719
Greene County GO, Rural School, Refunding, Series B, NATL Insured, 5.00%, 6/01/24		1,000,000		1,063,010
Hallsdale-Powell Utility District of Knox County Waterworks and Sewer Revenue,				
Improvement, NATL RE, FGIC Insured, 5.00%, 4/01/31		1,000,000		1,025,250
Refunding, 4.00%, 4/01/34		3,080,000		2,926,308
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue, Utilities,				
Improvement, NATL Insured, Pre-Refunded, 5.00%, 9/01/29		1,000,000		1,047,090
Improvement, NATL Insured, Pre-Refunded, 5.00%, 9/01/34		2,310,000		2,418,778
Improvement, NATL RE, FGIC Insured, 5.00%, 9/01/35		3,700,000		3,910,604
Series A, 5.00%, 9/01/40		7,000,000		7,142,170
Hawkins County First Utility District Waterworks Revenue, Series B, Assured Guaranty, 5.00%, 6/01/42		1,250,000		1,282,763
Jackson Hospital Revenue, Jackson-Madison County General Hospital Project, Refunding and Improvement, 5.50%, 4/01/33		3,000,000		3,103,830
Johnson City Electric System Revenue, Improvement, AGMC Insured, 5.00%, 5/01/29		1,000,000		1,077,690
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25		325,000		325,621
Kingsport GO, Series B, Assured Guaranty, 5.00%, 3/01/29		1,030,000		1,083,931
Kingsport IDB, MFHR, Model City Apartments Project, GNMA Secured, 5.50%, 7/20/39		2,995,000		2,898,501
Knox County First Utility District Water and Sewer Revenue,				
5.00%, 12/01/32		1,000,000		1,070,160
NATL Insured, Pre-Refunded, 5.00%, 12/01/24		1,790,000		2,030,487
NATL Insured, Pre-Refunded, 5.00%, 12/01/25		1,000,000		1,134,350
Refunding and Improvement, 5.00%, 12/01/26		1,390,000		1,514,822
Knox County Health Educational and Housing Facility Board Hospital Revenue,				
Covenant Health, Refunding and Improvement, Series A, zero cpn., 1/01/36		2,000,000		554,540
Fort Sanders Alliance Obligated Group, Refunding, NATL Insured, 5.75%, 1/01/14		1,250,000		1,270,138
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc., Refunding, 5.25%,				
4/01/27		2,500,000		2,533,975
4/01/36		5,000,000		4,789,450
Knox-Chapman Utility District of Knox County Water and Sewer Revenue,				
5.25%, 1/01/36		1,500,000		1,566,570
Refunding and Improvement, 4.00%, 1/01/40		4,000,000		3,540,800
Knoxville Wastewater System Revenue, Improvement, Series A, NATL Insured, Pre-Refunded, 5.00%, 4/01/37		3,000,000		3,218,520
Knoxville Water System Revenue, Improvement, Series R, AGMC Insured, Pre-Refunded, 5.00%, 3/01/30		2,370,000		2,533,506
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22		2,470,000		2,714,431
Loudon Water and Sewer Revenue, Exempt Facility, Series A,				
4.00%, 3/01/28		1,000,000		873,340
5.00%, 3/01/32		1,300,000		1,310,725
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38		2,665,000		2,814,453
Maryville Revenue, Water and Sewer, Series A, Assured Guaranty, 5.00%, 6/01/38		5,500,000		5,594,655
Memphis GO, General Improvement,				
Assured Guaranty, Pre-Refunded, 5.00%, 4/01/27		1,975,000		2,307,491
Refunding, 5.00%, 5/01/36		4,135,000		4,259,298

Franklin Municipal Securities Trust
Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Memphis-Shelby County Airport Authority Airport Revenue,		
Refunding, Series B, 5.75%, 7/01/25	2,500,000	2,611,475
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,212,130
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,259,100
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,693,250
Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Refunding, Series B, 5.375%, 11/01/29	5,000,000	5,243,600
Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A,		
5.00%, 5/15/33	3,000,000	3,080,520
5.00%, 5/15/36	4,750,000	4,877,822
AMBAC Insured, Pre-Refunded, 5.00%, 5/15/25	5,000,000	5,165,750
Metropolitan Government of Nashville and Davidson County GO,		
Improvement, Refunding, Series A, 5.00%, 1/01/33	5,000,000	5,242,700
Series B, Pre-Refunded, 5.00%, 8/01/25	5,000,000	5,608,050
Series C, Pre-Refunded, 5.00%, 2/01/25	3,000,000	3,195,420
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue, Vanderbilt University,		
Refunding, Series B, 5.00%, 10/01/39	9,000,000	9,284,760
Refunding, Series D, 5.00%, 10/01/30	1,500,000	1,606,065
Series A, 5.50%, 10/01/29	3,500,000	3,839,710
Metropolitan Government of Nashville and Davidson County Revenue, District Energy System, Refunding, Series A, 5.00%,		
10/01/32	1,055,000	1,111,580
10/01/33	1,000,000	1,050,560
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Refunding, 5.00%, 7/01/40	5,000,000	5,104,750
Montgomery County GO, Refunding and Public Improvement, 4.00%, 4/01/26	1,595,000	1,640,473
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	1,250,000	1,302,825
Rutherford County Consolidated Utility District Waterworks Revenue, AGMC Insured, Pre-Refunded, 5.00%, 2/01/36	3,060,000	3,384,176
Rutherford County GO, 3.00%, 4/01/31	2,000,000	1,646,640
Rutherford County Health and Educational Facilities Board Revenue, Ascension Health Senior Credit Group, Series C, 5.00%, 11/15/40	10,000,000	9,667,500
Shelby County Health Educational and Housing Facility Board Revenue,		
Baptist Memorial Health Care, Series A, 5.00%, 9/01/19	3,015,000	3,350,268
Educational Facilities, Rhodes College, 5.50%, 8/01/40	5,000,000	5,384,450
Methodist Healthcare, Series B, AGMC Insured, 5.25%, 9/01/27	5,000,000	5,134,500
St. Jude Children's Research Hospital, Refunding, 5.00%, 7/01/36	5,000,000	5,188,750
South Blount County Utility District Waterworks Revenue, Refunding and Improvement, AGMC Insured,		
5.00%, 12/01/33	1,000,000	1,036,780
5.25%, 12/01/39	3,310,000	3,452,628
Tennessee HDA Residential Financing Program Revenue, Issue 1C, 4.00%, 7/01/43	4,825,000	4,192,780
Tennessee HDA Revenue, Homeownership Program,		
2006-3, 4.90%, 7/01/37	3,495,000	3,241,508
Series 1, 5.00%, 7/01/29	1,220,000	1,236,067
Series 2C, 3.80%, 7/01/43	1,960,000	1,616,275
Tennessee State GO, Refunding, Series A, 5.00%, 10/01/31	1,000,000	1,089,980
Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program,		
Refunding, Series A, 5.00%, 5/01/28	3,005,000	3,202,489
Refunding, Series A, 5.00%, 5/01/39	3,000,000	3,104,280
Refunding, Series A, NATL Insured, 5.00%, 5/01/26	1,250,000	1,311,575
Refunding, Series A, NATL Insured, 5.00%, 5/01/30	3,000,000	3,130,260
Series A, 5.00%, 5/01/34	3,555,000	3,706,372
Series B, 5.50%, 5/01/38	4,000,000	4,203,760
West Wilson Utility District Waterworks Revenue,		
5.00%, 6/01/33	3,000,000	3,224,670
Improvement, NATL Insured, Pre-Refunded, 5.00%, 6/01/26	1,805,000	1,867,832
		260,162,381
U.S. Territories 8.2%		
Guam 1.6%		
Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement, Asset-Backed Bonds, Refunding, 5.25%, 6/01/32	1,820,000	1,557,793
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%, 12/01/29	3,205,000	3,249,229
		4,807,022
Puerto Rico 6.6%		
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	3,502,750
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	5,000,000	3,702,900

Franklin Municipal Securities Trust
Statement of Investments, August 31, 2013 (unaudited) *(continued)*

Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,		
Series A, 6.375%, 8/01/39	8,000,000	7,681,680
Series C, 5.50%, 8/01/40	5,000,000	4,138,150
		19,025,480
Total U.S. Territories		23,832,502
Total Municipal Bonds (Cost $285,740,299) 98.0%		283,994,883
Other Assets, less Liabilities 2.0%		5,910,255
Net Assets 100.0%		$ 289,905,138

Abbreviations

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
HDA - Housing Development Authority/Agency
IDB - Industrial Development Bond/Board
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
XLCA - XL Capital Assurance

Franklin Municipal Securities Trust
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At August 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin California High Yield Municipal Fund	Franklin Tennessee Municipal Bond Fund
Cost of investments	$ 1,609,407,295	$ 285,632,384
Unrealized appreciation	$ 62,500,989	$ 9,240,773
Unrealized depreciation	(85,490,303)	(10,878,274)
Net unrealized appreciation (depreciation)	$ (22,989,314)	$ (1,637,501)

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2013, all of the Funds' investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Municipal Securities Trust

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date October 28, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date October 28, 2013